Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.7%
Alabama 1.2%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048	2,200,000	2,386,472
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	1,200,000	1,311,228
		3,697,700
Alaska 0.1%
Alaska, State Industrial Development & Export Authority Revenue, Series A, 1.5% **, 8/1/2019, LOC: BK Tokyo-Mitsubishi UFJ	300,000	300,000
Arizona 1.8%
Arizona, State Certificates of Participation, Series A, 5.0%, 10/1/2026	2,500,000	3,096,900
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.4% **, 8/7/2019, LOC: JPMorgan Chase Bank NA	435,000	435,000
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series G, 1.4% **, 8/7/2019, LOC: Wells Fargo Bank NA	285,000	285,000
Chandler, AZ, State General Obligation, 4.0%, 7/1/2021	1,600,000	1,688,560
		5,505,460
California 14.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series C, MUNIPSA + 0.350% , 1.75% *, Mandatory Put 4/1/2020 @ 100, 4/1/2047	2,000,000	2,000,620
California, Eastern Municipal Water District, Water & Wastewater Revenue, Series B, 70% of 1-month USD-LIBOR + 0.300% , 1.982% *, Mandatory Put 10/1/2021 @ 100, 7/1/2030	2,000,000	2,002,360
California, School Finance Authority, Inspire Charter School Obligated Group, Series B, 144A, 3.0%, 7/15/2020	650,000	651,027
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.370% , 1.77% *, Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,012,760
California, State General Obligation:
MUNIPSA + 0.430%, 1.83% *, Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,256,225
5.0%, 4/1/2021	4,000,000	4,266,760
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,195,320
Series A, AMT, 5.0%, 6/30/2026	500,000	602,935
California, State Municipal Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Series A, AMT, 2.0%, Mandatory Put 12/1/2020 @ 100, 12/1/2044	2,000,000	2,015,980
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,052,860
California, State University Revenue, Series A, 5.0%, 11/1/2021(a)	3,000,000	3,199,530
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	1,500,000	1,536,765
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 70% of 1-month USD-LIBOR + 0.250% , 1.932% *, Mandatory Put 9/1/2021 @ 100, 3/1/2034	4,165,000	4,168,790
Glendale, CA, Unified School District:
5.0%, 9/1/2025	500,000	590,985
5.0%, 9/1/2026	500,000	604,905
Newport Mesa, CA, Unified School District, Election of 2000:
5.0%, 8/1/2024	1,200,000	1,375,596
5.0%, 8/1/2025	1,300,000	1,526,161
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,085,860
San Diego, CA, Association of Governments, Grant Receipts Revenue, Mid Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027 (a)	2,500,000	2,517,500
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Series A, 5.0%, 7/15/2025 (a)	2,500,000	3,006,050
Southern California, State Public Power Authority, Canyon Power Project, Series B, MUNIPSA + 0.250% , 1.65% *, Mandatory Put 5/1/2021 @ 100, 7/1/2040	2,500,000	2,496,300
		43,165,289
Colorado 1.8%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,506,120
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,453,440
Fort Collins, CO, Economic Development Revenue, Oakridge Project, Series A, AMT, 1.44% **, 8/7/2019, LOC: U.S. Bank NA	590,000	590,000
		5,549,560
Connecticut 1.7%
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,337,140
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program, Series C-1, 4.0%, 11/15/2047	1,555,000	1,663,445
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,195,000	1,278,220
		5,278,805
District of Columbia 0.8%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Nannie Helen Owner LLC, 1.45%, Mandatory Put 8/1/2022@ 100, 2/1/2039	1,500,000	1,502,055
District of Columbia, The PEW Charitable Trust, Series A, 1.4% **, 8/7/2019, LOC: PNC Bank NA	865,000	865,000
		2,367,055
Florida 6.9%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Series A, AMT, 1.49% **, 8/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	300,000	300,000
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,261,350
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains U.S.A. Passenger Rail Project, Series B, AMT, 1.9%, Mandatory Put 3/17/2020 @ 100, 1/1/2049	2,000,000	2,001,840
Florida, Jacksonville Electric Authority, Water & Sewer System Revenue:
Series A-2, 1.42% **, 8/7/2019 , SPA: JPMorgan Chase Bank NA	2,875,000	2,875,000
Series B, 1.42% **, 8/7/2019 , SPA: JPMorgan Chase Bank NA	4,600,000	4,600,000
Florida, Keys Aqueduct Authority, Water Revenue, 1.45% **, 8/7/2019, LOC: TD Bank NA	475,000	475,000
Florida, State Department Transportation, Right-of-Way Acquisition & Bridge Construction, Series A, 5.0%, 7/1/2020	1,975,000	2,045,942
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,353,337
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center of Florida, Inc., 5.0%, 11/15/2021	1,000,000	1,080,640
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,030,100
		21,023,209
Georgia 4.9%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,053,490
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,255,068
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048 , LIQ: Royal Bank of Canada	1,865,000	2,037,363
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	750,000	822,293
Georgia, Municipal Electric Authority, Series B, 1.42% **, 8/7/2019, LOC: PNC Bank NA	2,850,000	2,850,000
Georgia, State General Obligation:
Series C, 5.0%, 7/1/2021	4,325,000	4,646,131
Series C, 5.0%, 10/1/2021	1,985,000	2,151,819
		14,816,164
Illinois 9.1%
Chicago, IL, Board Of Education, Series G, 2.0%, 10/1/2019	3,000,000	3,000,450
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, 5.0%, 11/1/2019	1,855,000	1,871,324
Cook County, IL, General Obligation, 5.0%, 11/15/2019	500,000	505,240
Galesburg, IL, Knox College Project, 1.4% **, 8/7/2019, LOC: PNC Bank NA	1,800,000	1,800,000
Granite City, IL, Waste Management, Inc. Project, AMT, 2.2%, Mandatory Put 5/1/2020 @ 100, 5/1/2027	2,000,000	2,011,980
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,062,980
Illinois, State Development Finance Authority, Jewish Council Youth Services, 1.4% **, 8/7/2019, LOC: BMO Harris Bank NA	1,400,000	1,400,000
Illinois, State Educational Facilities Authority, University of Chicago, Series B, 1.875%, Mandatory Put 2/13/2020 @ 100, 7/1/2025	1,250,000	1,254,450
Illinois, State Finance Authority Revenue, Clearbrook Project, 1.4% **, 8/7/2019, LOC: Harris NA	750,000	750,000
Illinois, State Finance Authority Revenue, Northwest Community Hospital, Series C, 1.41% **, 8/7/2019, LOC: JPMorgan Chase Bank NA	1,935,000	1,935,000
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2019	2,000,000	2,019,720
Series D, 5.0%, 11/1/2020	1,000,000	1,035,740
Series A, 5.0%, 10/1/2021	1,000,000	1,059,470
Series B, 5.0%, 10/1/2021	1,000,000	1,059,470
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,616,640
Lake County, IL, Forest Preservation District, Series A, 67% of 3-month USD-LIBOR + 0.480% , 2.095% *, 12/15/2020	2,615,000	2,617,484
Will County, IL, Community Unit School District No. 210, Lincoln-Way, ETM, Zero Coupon, 1/1/2022, INS: AGMC	1,815,000	1,753,218
		27,753,166
Indiana 0.5%
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.42% **, 8/7/2019, LOC: Bank of NY Mellon	655,000	655,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health Obligated Group, Series 2015B, 1.65%, Mandatory Put 7/1/2022 @ 100, 12/1/2042	1,000,000	1,007,230
		1,662,230
Iowa 1.2%
Des Moines, IA, Special Facility Revenue, Elliott Aviation Project, AMT, 1.44% **, 8/7/2019, LOC: U.S. Bank NA	115,000	115,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 3.125%, 12/1/2022	500,000	506,390
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 1.4% **, 8/7/2019, SPA: Federal Home Loan Bank	3,130,000	3,130,000
		3,751,390
Kentucky 1.3%
Kentucky, Asset/Liability Commission, General Fund Revenue, Series A, 3.0%, 6/25/2020	2,320,000	2,356,842
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049	1,435,000	1,590,453
		3,947,295
Louisiana 0.2%
Louisiana, State Housing Finance Agency, Canterbury House Apartments, 1.39% **, 8/7/2019, LOC: Fannie Mae	550,000	550,000
Maine 0.2%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	595,000	616,527
Maryland 1.4%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead, Inc., Series B, 2.875%, 7/1/2023	1,750,000	1,822,888
Montgomery County, MD, Public Improvements Project, Series A, 5.0%, 11/1/2021	2,215,000	2,408,170
		4,231,058
Massachusetts 2.7%
Massachusetts, State Development Finance Agency Revenue, Brandeis University:
Series S-1, 5.0%, 10/1/2026	1,000,000	1,248,010
Series S-1, 5.0%, 10/1/2027	1,115,000	1,418,291
Massachusetts, State Development Finance Agency, Solid Waste Disposal Revenue, Waste Management, Inc., Project, 144A, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2027, GTY: Waste Management, Inc.	250,000	251,405
Massachusetts, State General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	5,374,200
		8,291,906
Michigan 3.6%
Michigan, State Building Authority Revenue, Series I, 5.0%, 10/15/2021	500,000	542,415
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., 68% of 1-month USD-LIBOR + 0.400% , 1.941% *, Mandatory Put 10/15/2021 @ 100, 10/15/2030	1,935,000	1,937,864
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,033,180
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	550,000	550,671
Wayne County, MI, Airport Authority Revenue, Series A, AMT, 4.0%, 12/1/2020, INS: AGMC	4,600,000	4,762,610
		10,826,740
Minnesota 3.1%
Minnesota, Housing Facilities Revenue, Beacon Hill, 1.39% **, 8/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	475,000	475,000
Minnesota, State General Obligation:
Series A, 5.0%, 8/1/2021	1,800,000	1,940,166
Series D, 5.0%, 8/1/2021	5,060,000	5,454,022
Series D, 5.0%, 10/1/2021	1,430,000	1,550,492
		9,419,680
Missouri 0.2%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, Mandatory Put 2/1/2022 @ 100, 2/1/2034	460,000	462,967
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	5,000	5,011
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	45,000	45,325
		513,303
Nebraska 0.0%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue, Series C, 4.5%, 9/1/2043	10,000	10,021
Nevada 0.9%
Clark County, NV, Airport Revenue, Series D-3, 1.47% **, 8/7/2019, LOC: Bank of America NA	1,385,000	1,385,000
Nevada, Director of the State of Department of Business & Industry, Republic Services, Inc. Project, 144A, AMT, 1.875%, Mandatory Put 12/2/2019 @ 100, 12/1/2026	1,000,000	1,001,590
Nevada, State Housing Division, Multi-Unit Housing, AMT, 1.53% **, 8/7/2019, LOC: Citibank NA	365,000	365,000
		2,751,590
New Jersey 3.1%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	320,000	324,199
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	1,200,000	1,210,356
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Conduit Revenue, Oceanport Gardens, Series C, 1.58%, Mandatory Put 6/1/2020 @ 100, 6/1/2022	1,000,000	1,001,640
New Jersey, State Transportation Trust Fund Authority, Series A, 5.0%, 12/15/2026	3,000,000	3,586,470
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,158,860
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,279,217
		9,560,742
New Mexico 0.4%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series A-1, 4.0%, 1/1/2049	930,000	1,012,277
"I", Series D, 5.35%, 9/1/2040	50,000	50,140
		1,062,417
New York 8.4%
Long Island, NY, Electric System Revenue, Power Authority, Series C, 70% of 1-month USD-LIBOR + 0.750% , 2.432% *, Mandatory Put 10/1/2023 @ 100, 5/1/2033	2,000,000	2,009,020
New York, Metropolitan Transportation Authority Revenue:
Series A, 4.0%, 2/3/2020	2,000,000	2,027,840
Series B-1, 5.0%, 5/15/2022	2,000,000	2,204,700
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, MUNIPSA + 0.580% , 1.98% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	4,001,480
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligation Group, Series A, 5.0%, 8/1/2026	2,000,000	2,428,780
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Company of New York, Series C-2, AMT, 1.42% **, 8/7/2019, LOC: Mizuho Bank Ltd.	440,000	440,000
New York, State General Obligation, Series F-6, 1.48% **, 8/1/2019, SPA: JPMorgan Chase Bank NA	175,000	175,000
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,507,350
New York, State Thruway Authority General Revenue, Junior Indebtedness Obligation, Anticipation Notes, 4.0%, 2/1/2020	3,000,000	3,011,460
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2023	3,000,000	3,314,310
New York, Transitional Finance Authority Revenue, New York City Recovery, Series 1, 1.48% **, 8/1/2019, SPA: Landesbank Hessen-Thuringen	1,755,000	1,755,000
Suffolk County, NY, Revenue Anticipation Notes, 2.75%, 3/20/2020	1,500,000	1,514,490
		25,389,430
North Carolina 1.1%
North Carolina, Raleign Durham Airport Authority Revenue, Series C, 1.35% **, 8/7/2019, LOC: TD Bank NA	630,000	630,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 1.4% **, 8/7/2019, LOC: Branch Banking & Trust	310,000	310,000
North Carolina, State Housing Finance Agency, Home Ownership Revenue:
Series 38-B, 4.0%, 7/1/2047	835,000	895,546
Series 41, 4.0%, 1/1/2050	1,500,000	1,645,935
		3,481,481
North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 4.0%, 7/1/2047	1,265,000	1,353,930
Ohio 1.6%
Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,167,760
Columbus, OH, State General Obligation, Series A, 5.0%, 2/15/2022	2,405,000	2,640,450
Ohio, American Municipal Power, Inc., Combined Hydroelectric Project, Series A, 2.25%, Mandatory Put 8/15/2021 @ 100, 2/15/2048	1,000,000	1,012,260
		4,820,470
Oklahoma 0.3%
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.390% , 1.79% *, 1/1/2023	820,000	818,253
Oregon 0.7%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	665,000	690,363
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,459,955
		2,150,318
Pennsylvania 4.2%
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,412,480
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.41% **, 8/7/2019, LOC: PNC Bank NA	225,000	225,000
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 1.5%, Mandatory Put 10/15/2019 @ 100, 4/1/2034	2,000,000	2,000,440
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, Series B-1, AMT, 1.5%, Mandatory Put 10/15/2019 @ 100, 4/1/2049	1,000,000	1,000,220
Pennsylvania, State Higher Educational Facilities Authority, AICUP Program, Series J2, 1.41% **, 8/7/2019, LOC: PNC Bank NA	260,000	260,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.4% **, 8/7/2019, LOC: PNC Bank NA	875,000	875,000
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,380,000	1,435,145
Series 122, 4.0%, 10/1/2046	620,000	660,362
Pennsylvania, State Turnpike Commission Revenue:
Series B, MUNIPSA + 0.500%, 1.9% *, 12/1/2021	2,000,000	2,002,520
Series B-1, MUNIPSA + 0.880%, 2.28% *, 12/1/2020	2,000,000	2,008,380
		12,879,547
South Dakota 1.0%
South Dakota, Housing Development Authority, Homeownership Mortgage:
Series B, 4.0%, 11/1/2047	2,175,000	2,334,145
Series A, AMT, 4.5%, 5/1/2031	540,000	561,810
		2,895,955
Tennessee 1.3%
Loudon, TN, Industrial Development Board, Pollution Control Revenue, 1.49% **, 8/7/2019, LOC: Citibank NA	300,000	300,000
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	730,000	746,118
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048	2,250,000	2,419,740
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	205,000	211,517
Series 1A, AMT, 4.5%, 1/1/2038	215,000	222,949
		3,900,324
Texas 14.5%
Allen, TX, Independent School District Building, 5.0%, 2/15/2024	315,000	333,339
Bexar County, TX, Certificates Obligation, Series B, 5.0%, 6/15/2021	4,000,000	4,287,800
Clifton, TX, Higher Education Finance Corp. Education Revenue, IDEA Public Schools, 3.0%, 8/15/2019	1,000,000	1,000,630
Corpus Christi, TX, Independent School District Building, Series A, 2.0%, Mandatory Put 8/15/2019 @ 100, 8/15/2047	1,125,000	1,125,292
Fort Bend, TX, Independent School District Building, Series B, 1.35%, Mandatory Put 8/1/2019 @ 100, 8/1/2040	940,000	940,000
Gulf Coast, TX, Waste Disposal Authority Revenue, Waste Management of Texas, Series B, AMT, 2.15%, Mandatory Put 5/1/2020 @ 100, 5/1/2028	250,000	251,405
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, MUNIPSA + 0.580% , 1.98% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	4,000,080
Harris County, TX, Flood Control District, Series A, 5.25%, 10/1/2021	1,465,000	1,593,949
Houston, TX, Minnetonka Airport Systems Revenue, Beacon Hill, Series C, AMT, 5.0%, 7/1/2026	2,500,000	3,029,350
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	594,460
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,211,740
Houston, TX, Independent School District, Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,024,320
Houston, TX, Utility System Revenue, Series C, 70% of 1-month USD-LIBOR + 0.360% , 1.946% *, Mandatory Put 8/1/2021 @ 100, 5/15/2034	1,575,000	1,576,087
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc. Project, AMT, 1.9%, Mandatory Put 8/1/2019 @ 100, 1/1/2026	2,500,000	2,500,000
Richardson, TX, Independent School District, 5.0%, 2/15/2021	2,000,000	2,119,420
Round Rock, TX, Independent School District, 5.0%, 8/1/2021	4,275,000	4,605,244
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,537,270
Texas, Eagle Mountain & Saginaw Independent School District, 5.0%, 8/15/2030	1,985,000	2,383,588
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,167,286
Texas, Love Field Airport Modernization Corp., General Airport Revenue, AMT, 5.0%, 11/1/2021	500,000	540,925
Texas, Lower Neches Valley Authority, Industrial Development Corp., Series A, 1.5% **, 8/1/2019	2,300,000	2,300,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/29/2019	5,000,000	5,010,150
		44,132,335
Virginia 0.7%
Virginia, State College Building Authority, Educational Facilities Authority Revenue, Series A, 5.0%, 9/1/2021	1,860,000	2,010,009
Washington 2.3%
Seattle, WA, Municipal Light & Power Revenue, Series C-1, MUNIPSA + 0.490% , 1.89% *, Mandatory Put 11/1/2023 @100, 11/1/2046	2,000,000	2,011,860
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2021	4,620,000	4,966,685
		6,978,545
West Virginia 0.8%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,285,168
Wisconsin 0.9%
Wisconsin, Public Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 1.95%, Mandatory Put 11/1/2019 @100, 10/1/2025, GTY: Waste Management Holdings	750,000	750,000
Wisconsin, DeForest Area School District, 3.0%, 12/18/2019	1,000,000	1,000,800
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.650% , 2.05% *, Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,003,960
		2,754,760
Other 1.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series M-051, MUNISPA + 0.230%, 1.63% **, 8/7/2019, LIQ: Freddie Mac	3,000,000	3,000,000
"A", Series M024, AMT, 2.304%, 5/15/2027, LIQ: Freddie Mac	575,000	575,000
		3,575,000
Total Municipal Bonds and Notes (Cost $301,502,462)		306,076,832
Preferred Shares of Closed-End Investment Companies 1.6%
California
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 1.75%, 8/1/2019	4,000,000	4,000,000
California, Nuveen Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 1.52%, 8/7/2019, LIQ: Societe Generale	750,000	750,000
Total Preferred Shares of Closed-End Investment Companies (Cost $4,750,000)		4,750,000
	Shares	Value ($)
Open-End Investment Companies 1.3%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.268% *** (Cost $4,057,492)	4,056,646	4,057,458
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $310,309,954)	103.6	314,884,290
Other Assets and Liabilities, Net	(3.6)	(10,993,293)
Net Assets	100.0	303,890,997

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Variable rate demand notes and varialbe rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of July 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
*** Current yield; not a coupon rate.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$306,076,832	$—	$306,076,832
Preferred Shares of Closed-End Investment Companies	—	4,750,000	—	4,750,000
Open-End Investment Companies	4,057,458	—	—	4,057,458
Total	$4,057,458	$310,826,832	$—	$314,884,290

(b)	See Investment Portfolio for additional detailed categorizations.